Other Current Financial Assets (Tables)	12 Months Ended
Mar. 31, 2024
Other Current Financial Assets [Abstract]
Schedule of Other Current Financial Assets	Other current financial assets consist of the following:
	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Deposits	$300	$305
Advances for network acquisition	3,861,945	2,203240
Loans and advances to related parties	17,539	35,598
Other loans and advances	343,173	290,433
	$4,222,957	$2,529,576